Expense Example - PGIM Real Assets Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 676
Expense Example, with Redemption, 3 Years	1,137
Expense Example, with Redemption, 5 Years	1,623
Expense Example, with Redemption, 10 Years	2,959
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	927
Expense Example, with Redemption, 5 Years	1,663
Expense Example, with Redemption, 10 Years	3,351
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	930
Expense Example, with Redemption, 10 Years	2,119
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	847
Expense Example, with Redemption, 10 Years	$ 1,948